Employee Benefits - Summary of Weighted Average Assumptions Used in Computing Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
United States [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	2.50%	3.30%
Price inflation	2.50%	2.50%
United States [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	86 years	85 years
United States [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	87 years	87 years
United States [member] | Top of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Medical cost trend rate	5.50%	6.50%
United States [member] | Bottom of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Medical cost trend rate	4.50%	4.50%
Canada [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	2.40%	3.10%
Price inflation	2.00%	2.00%
Future salary increases	1.00%	1.00%
Future pension increases	2.00%	2.00%
Medical cost trend rate	4.50%	4.50%
Canada [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	87 years	87 years
Canada [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	90 years	89 years
Mexico [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	6.30%	7.50%
Price inflation	3.50%	3.50%
Future salary increases	4.30%	4.30%
Future pension increases	3.50%	3.50%
Mexico [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	82 years	82 years
Mexico [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	85 years	85 years
Brazil [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	6.90%	7.20%
Price inflation	3.30%	3.80%
Future pension increases	3.30%	3.80%
Medical cost trend rate	6.90%	7.40%
Brazil [Member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	85 years	85 years
Brazil [Member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	88 years	88 years
Brazil [Member] | Top of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Future salary increases	6.90%	7.40%
Brazil [Member] | Bottom of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Future salary increases	5.00%	5.40%
United Kingdom [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	1.40%	2.00%
Price inflation	3.10%	3.10%
Future pension increases	2.90%	2.90%
United Kingdom [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	87 years	87 years
United Kingdom [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	89 years	89 years
AB inBev [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Discount rate	2.60%	3.30%
Price inflation	2.60%	2.70%
Future salary increases	3.70%	3.80%
Future pension increases	2.60%	2.70%
AB inBev [member] | Male [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	85 years	85 years
AB inBev [member] | Female [Member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Life expectation for a 65 year old	88 years	87 years
AB inBev [member] | Top of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Medical cost trend rate	6.00%	6.60%
AB inBev [member] | Bottom of range [member]
Disclosure of Weighted average assumptions used to determine benefit obligations [line items]
Medical cost trend rate	5.70%	6.10%